Document and Entity Information	May 04, 2022
Cover [Abstract]
Entity Registrant Name	APi Group Corp
Amendment Flag	true
Entity Central Index Key	0001796209
Document Type	8-K/A
Document Period End Date	May 04, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39275
Entity Tax Identification Number	98-1510303
Entity Address, Address Line One	1100 Old Highway 8 NW
Entity Address, City or Town	New Brighton
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55112
City Area Code	(651)
Local Phone Number	636-4320
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	APG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 4, 2022, APi Group Corporation (the “Company”) issued a press release (the “Press Release”) announcing the Company’s financial results for its fiscal quarter ended March 31, 2022. A copy of the Press Release was furnished as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on May 4, 2022 (the “Original Form 8-K”).